Long-Term Debt - Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total Debt	$ 0	$ 71,121
Less: debt discount	0	(12,200)
Less: current portion	0	(51,635)
Long-term debt	0	7,286
Term Loan [Member]
Debt Instrument [Line Items]
Total Debt	0	0
Term loan	0	2,800
Equipment Advances [Member]
Debt Instrument [Line Items]
Total Debt	0	3,636
Term loan	0	0
Paycheck Protection Program Note [Member]
Debt Instrument [Line Items]
Total Debt	0	4,850
Term loan	0	0
Convertible Notes [Member]
Debt Instrument [Line Items]
Total Debt	0	59,835
Term loan	$ 0	$ 12,200